Segment Financial Data (By Geographic Region) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
External Net Sales by Geography	56098	57900	56600
United States Export Sales	$ 9,741	$ 10,276	$ 10,459
Operating profit by Geography	$ 7,291	$ 9,593	$ 8,549
Long-Lived Assets by Geography	8732	8592	8198
United States Operations
External Net Sales by Geography	30989	30814	29901
Operating profit by Geography	$ 4,391	$ 5,067	$ 4,272
Long-Lived Assets by Geography	4517	4211	3918
Europe [Member]
External Net Sales by Geography	10945	12587	12589
United States Export Sales	$ 4,366	$ 4,137	$ 3,931
Operating profit by Geography	$ 1,882	$ 2,238	$ 2,333
Long-Lived Assets by Geography	1525	1577	1715
Asia Pacific [Member]
External Net Sales by Geography	8425	8746	8626
United States Export Sales	$ 2,902	$ 3,469	$ 3,963
Operating profit by Geography	$ 1,641	$ 1,712	$ 1,770
Long-Lived Assets by Geography	994	995	939
Other
External Net Sales by Geography	5584	5511	5269
United States Export Sales	$ 2,473	$ 2,670	$ 2,565
Operating profit by Geography	$ 109	$ 760	$ 699
Long-Lived Assets by Geography	1273	1379	1199
Eliminations and other
External Net Sales by Geography	155	242	215
Operating profit by Geography	$ (732)	$ (184)	$ (525)
Long-Lived Assets by Geography	423	430	427